Financing Guarantee Liabilities - Summary Of Movement Of Gross Carrying Amount Of Financing Guarantee Contracts (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gross carrying amount [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	¥ 183,910,499
Ending balance	188,919,371	¥ 183,910,499
Financial guarantee contracts [member] | Gross carrying amount [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	68,017,023	54,903,487	¥ 68,502,938
New guarantee contracts originated	58,210,478	65,141,133	38,342,179
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(58,757,293)	(52,027,597)	(51,941,630)
Ending balance	67,470,208	68,017,023	54,903,487
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 1 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	67,368,608	53,889,614	67,011,692
New guarantee contracts originated	58,210,478	65,141,133	38,342,179
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(52,344,977)	(46,944,282)	(44,798,214)
Ending balance	65,376,106	67,368,608	53,889,614
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 1 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	(8,397,741)	(4,928,503)	(7,000,050)
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 1 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	539,738	210,646	334,007
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 2 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	648,415	1,013,873	1,491,246
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(6,412,316)	(5,083,315)	(7,143,416)
Ending balance	2,094,102	648,415	1,013,873
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 2 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	8,397,741	4,928,503	7,000,050
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 2 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	(539,738)	(210,646)	(334,007)
Financial guarantee contracts [member] | Accumulated Impairment [Member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	4,217,979	4,185,532	5,763,369
New guarantee contracts originated	1,502,173	1,384,484	676,224
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(8,756,795)	(7,108,899)	(9,564,536)
Remeasurements	8,683,986	5,756,862	7,310,475
Ending balance	5,647,343	4,217,979	4,185,532
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 1 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	3,623,763	3,230,750	4,375,720
New guarantee contracts originated	1,502,173	1,384,484	676,224
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(2,991,987)	(2,364,552)	(2,830,662)
Remeasurements	6,958,587	5,264,775	6,501,258
Ending balance	3,796,824	3,623,763	3,230,750
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 1 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	(5,778,027)	(4,087,051)	(5,805,478)
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 1 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	482,315	195,357	313,688
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 2 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	594,216	954,782	1,387,649
Guarantee liabilities derecognized and other adjustments in the current period (including repayments of loans and guarantee payments)	(5,764,808)	(4,744,347)	(6,733,874)
Remeasurements	1,725,399	492,087	809,217
Ending balance	1,850,519	594,216	954,782
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 2 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	5,778,027	4,087,051	5,805,478
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 2 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	¥ (482,315)	¥ (195,357)	¥ (313,688)